Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended		120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000154799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Active Advantage Fund
C000133465
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Low Volatility Fund
C000226669
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Unconstrained Fund
Without Sales Load [Member] | C000154799
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.33%)	10.53%		(1.91%)	6.47%
Without Sales Load [Member] | C000133465
Average Annual Return [Line Items]
Average Annual Return, Percent	2.32%	5.59%		3.37%	6.89%
Without Sales Load [Member] | C000226669
Average Annual Return [Line Items]
Average Annual Return, Percent	1.43%	6.44%	3.12%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(1.79%)	17.80%		12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.05%	4.35%		0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.05%	4.35%	0.15%
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Average Annual Return, Percent	1.05%	5.94%		5.91%	5.46%
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Average Annual Return, Percent	1.05%	5.94%	5.90%